Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30(a)	$3,017	$2,984,553
Omnicom Group Inc.
2.45%, 04/30/30	2,457	2,168,730
4.20%, 06/01/30	2,402	2,316,917
		7,470,200
Aerospace & Defense — 1.9%
Boeing Co. (The)
2.95%, 02/01/30	3,135	2,810,220
5.15%, 05/01/30	16,016	15,913,999
General Dynamics Corp., 3.63%, 04/01/30	3,655	3,462,838
Lockheed Martin Corp., 1.85%, 06/15/30	2,141	1,837,191
Northrop Grumman Corp., 4.40%, 05/01/30	2,832	2,764,320
RTX Corp., 2.25%, 07/01/30	4,143	3,611,545
		30,400,113
Agriculture — 1.8%
Altria Group Inc., 3.40%, 05/06/30	3,155	2,899,644
Archer-Daniels-Midland Co., 3.25%, 03/27/30	4,216	3,903,456
BAT Capital Corp.
4.91%, 04/02/30	3,775	3,738,526
6.34%, 08/02/30	3,713	3,919,076
Philip Morris International Inc.
1.75%, 11/01/30(a)	2,914	2,443,070
2.10%, 05/01/30(a)	2,822	2,448,596
5.13%, 02/15/30(a)	7,830	7,892,512
5.50%, 09/07/30	2,635	2,702,682
		29,947,562
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30(a)	2,135	1,889,687
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	1,097	1,028,506
		2,918,193
Apparel — 0.6%
NIKE Inc., 2.85%, 03/27/30(a)	5,583	5,095,866
Ralph Lauren Corp., 2.95%, 06/15/30	2,773	2,521,611
Tapestry Inc., 5.10%, 03/11/30	1,610	1,599,459
		9,216,936
Auto Manufacturers — 3.0%
American Honda Finance Corp.
4.60%, 04/17/30(a)	2,785	2,736,318
5.85%, 10/04/30	2,084	2,170,369
Cummins Inc., 1.50%, 09/01/30	3,320	2,788,773
Ford Motor Co., 9.63%, 04/22/30(a)	1,705	1,978,391
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	6,205	5,617,555
7.20%, 06/10/30(a)	3,137	3,307,359
7.35%, 03/06/30(a)	4,225	4,484,043
General Motors Financial Co. Inc.
3.60%, 06/21/30	4,160	3,816,799
5.35%, 01/07/30	4,390	4,385,736
5.85%, 04/06/30(a)	3,780	3,865,872
Toyota Motor Credit Corp.
2.15%, 02/13/30	2,924	2,572,522
3.38%, 04/01/30	3,405	3,171,147
4.55%, 05/17/30(a)	2,430	2,398,528
4.95%, 01/09/30(a)	1,950	1,960,914
5.55%, 11/20/30(a)	4,025	4,153,079
		49,407,405
Security	Par (000)	Value
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30(a)	$1,507	$1,383,499
Magna International Inc., 2.45%, 06/15/30(a)	2,896	2,553,137
		3,936,636
Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	5,529	4,737,362
3.49%, 05/28/30	3,849	3,524,274
5.57%, 01/17/30(a)	2,755	2,791,697
Bank of Nova Scotia (The), 4.85%, 02/01/30	4,884	4,853,733
BankUnited Inc., 5.13%, 06/11/30(a)	892	863,393
Citizens Financial Group Inc.
2.50%, 02/06/30	1,264	1,110,299
3.25%, 04/30/30	2,915	2,643,682
Discover Bank, 2.70%, 02/06/30	1,697	1,507,815
First Horizon Bank, 5.75%, 05/01/30	1,370	1,367,396
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30	7,791	6,951,725
3.80%, 03/15/30	9,184	8,652,794
HSBC Holdings PLC, 4.95%, 03/31/30(a)	9,352	9,312,839
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30	2,956	2,611,024
Huntington National Bank (The), 5.65%, 01/10/30	3,275	3,339,186
JPMorgan Chase & Co., 8.75%, 09/01/30	2,048	2,410,778
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	4,670	4,002,103
2.56%, 02/25/30(a)	4,177	3,719,914
National Australia Bank Ltd./New York, 4.90%, 01/14/30	660	664,525
Northern Trust Corp., 1.95%, 05/01/30	4,080	3,536,028
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30	7,897	7,055,761
State Street Corp., 2.40%, 01/24/30(a)	3,399	3,048,917
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	5,455	4,683,709
2.14%, 09/23/30(a)	3,050	2,591,746
2.75%, 01/15/30	4,574	4,112,602
5.24%, 04/15/30(a)	2,870	2,886,785
5.71%, 01/13/30	5,020	5,149,946
5.85%, 07/13/30	2,453	2,536,643
Truist Bank, 2.25%, 03/11/30	4,532	3,930,525
Truist Financial Corp., 1.95%, 06/05/30	2,967	2,540,844
U.S. Bancorp, 1.38%, 07/22/30(a)	4,806	3,985,522
Westpac Banking Corp., 2.65%, 01/16/30(a)	2,756	2,498,675
		113,622,242
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30(a)	6,804	6,385,652
Coca-Cola Co. (The)
1.65%, 06/01/30	5,307	4,540,083
3.45%, 03/25/30(a)	4,399	4,152,100
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	3,562	3,204,678
Constellation Brands Inc., 2.88%, 05/01/30	2,494	2,229,199
Diageo Capital PLC, 2.00%, 04/29/30(a)	3,763	3,263,940
Keurig Dr Pepper Inc., 3.20%, 05/01/30	3,168	2,902,242
PepsiCo Inc.
1.63%, 05/01/30	3,740	3,198,528
2.75%, 03/19/30	5,652	5,142,526
		35,018,948

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 1.9%
Amgen Inc.
2.45%, 02/21/30(a)	$4,630	$4,115,815
5.25%, 03/02/30	10,167	10,293,042
Biogen Inc., 2.25%, 05/01/30(a)	5,765	5,019,616
Gilead Sciences Inc., 1.65%, 10/01/30	4,025	3,376,118
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30(a)	4,875	4,074,563
Royalty Pharma PLC, 2.20%, 09/02/30	3,715	3,173,980
		30,053,134
Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30	7,747	6,945,567
CRH SMW Finance DAC, 5.13%, 01/09/30	2,330	2,340,922
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	2,240	1,885,142
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30(a)	1,779	1,580,284
Masco Corp., 2.00%, 10/01/30	1,076	911,705
Mohawk Industries Inc., 3.63%, 05/15/30	1,340	1,245,759
Owens Corning
3.50%, 02/15/30	1,175	1,094,527
3.88%, 06/01/30	966	910,561
Vulcan Materials Co., 3.50%, 06/01/30	2,880	2,671,560
		19,586,027
Chemicals — 1.4%
Air Products and Chemicals Inc., 2.05%, 05/15/30	3,638	3,169,468
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	3,465	3,593,826
Dow Chemical Co. (The), 2.10%, 11/15/30	3,075	2,625,760
Ecolab Inc., 4.80%, 03/24/30	2,407	2,405,745
EIDP Inc., 2.30%, 07/15/30(a)	1,698	1,490,814
Linde Inc./CT, 1.10%, 08/10/30(a)	2,390	1,982,173
LYB International Finance III LLC, 2.25%, 10/01/30(a)	1,857	1,590,467
Nutrien Ltd., 2.95%, 05/13/30	2,270	2,048,839
PPG Industries Inc., 2.55%, 06/15/30	880	780,097
Sherwin-Williams Co. (The), 2.30%, 05/15/30	2,190	1,916,377
Westlake Corp., 3.38%, 06/15/30	1,394	1,277,427
		22,880,993
Commercial Services — 1.5%
Automatic Data Processing Inc., 1.25%, 09/01/30	3,367	2,794,206
Block Financial LLC, 3.88%, 08/15/30	2,680	2,484,747
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,468	1,285,097
Equifax Inc., 3.10%, 05/15/30	1,815	1,649,116
Global Payments Inc., 2.90%, 05/15/30	4,035	3,599,465
PayPal Holdings Inc., 2.30%, 06/01/30	4,140	3,639,999
Quanta Services Inc., 2.90%, 10/01/30	3,725	3,313,220
RELX Capital Inc., 3.00%, 05/22/30	2,859	2,611,173
S&P Global Inc., 1.25%, 08/15/30(a)	1,917	1,589,928
Yale University, Series 2020, 1.48%, 04/15/30(a)	1,554	1,331,076
		24,298,027
Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30	2,500	2,190,043
Apple Inc.
1.25%, 08/20/30	4,136	3,468,121
1.65%, 05/11/30	6,347	5,468,054
4.15%, 05/10/30(a)	1,617	1,604,966
Dell International LLC/EMC Corp.
4.35%, 02/01/30(a)	2,235	2,163,361
6.20%, 07/15/30(a)	2,805	2,944,323
HP Inc., 3.40%, 06/17/30(a)	1,835	1,687,318
Security	Par (000)	Value
Computers (continued)
International Business Machines Corp., 1.95%, 05/15/30	$5,098	$4,399,925
Leidos Inc., 4.38%, 05/15/30	2,170	2,081,102
NetApp Inc., 2.70%, 06/22/30(a)	2,849	2,520,847
Teledyne FLIR LLC, 2.50%, 08/01/30	1,922	1,684,623
		30,212,683
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30	3,015	2,685,358
Kenvue Inc., 5.00%, 03/22/30	4,205	4,241,199
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	4,751	3,945,183
3.00%, 03/25/30	5,254	4,866,252
Unilever Capital Corp., 1.38%, 09/14/30	1,935	1,611,686
		17,349,678
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 09/30/30	3,200	3,345,314
Affiliated Managers Group Inc., 3.30%, 06/15/30(a)	1,682	1,538,881
Air Lease Corp.
3.00%, 02/01/30(a)	2,336	2,113,367
3.13%, 12/01/30(a)	2,878	2,570,141
Brookfield Finance Inc., 4.35%, 04/15/30	3,193	3,085,107
Cboe Global Markets Inc., 1.63%, 12/15/30(a)	2,311	1,929,581
Charles Schwab Corp. (The), 4.63%, 03/22/30(a)	1,782	1,775,193
Franklin Resources Inc., 1.60%, 10/30/30(a)	3,285	2,739,094
Intercontinental Exchange Inc., 2.10%, 06/15/30	4,995	4,340,507
Jefferies Financial Group Inc., 4.15%, 01/23/30(a)	3,937	3,762,943
Mastercard Inc., 3.35%, 03/26/30(a)	5,600	5,247,696
Nomura Holdings Inc.
2.68%, 07/16/30	3,982	3,489,312
3.10%, 01/16/30(a)	5,459	4,943,446
Raymond James Financial Inc., 4.65%, 04/01/30(a)	2,055	2,035,714
Stifel Financial Corp., 4.00%, 05/15/30	1,753	1,653,727
Visa Inc., 2.05%, 04/15/30(a)	5,963	5,244,532
		49,814,555
Electric — 6.9%
AEP Texas Inc., Series I, 2.10%, 07/01/30(a)	2,040	1,751,113
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	2,156	1,793,972
Ameren Illinois Co., 1.55%, 11/15/30(a)	1,226	1,020,173
American Electric Power Co. Inc., 2.30%, 03/01/30	1,671	1,457,876
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	4,149	3,913,079
Black Hills Corp., 2.50%, 06/15/30	1,683	1,471,159
CenterPoint Energy Inc., 2.95%, 03/01/30	1,800	1,622,435
Commonwealth Edison Co., 2.20%, 03/01/30(a)	1,315	1,156,612
Connecticut Light and Power Co. (The), 4.95%, 01/15/30	1,595	1,599,072
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30	2,205	2,055,247
Consumers Energy Co., 4.70%, 01/15/30	2,455	2,438,024
Dominion Energy Inc., Series C, 3.38%, 04/01/30	5,509	5,071,757
DTE Electric Co., 2.25%, 03/01/30(a)	2,068	1,827,139
DTE Energy Co., 2.95%, 03/01/30(a)	1,200	1,080,641
Duke Energy Carolinas LLC
2.45%, 02/01/30	1,670	1,492,905
4.85%, 03/15/30	1,180	1,182,135
Duke Energy Corp., 2.45%, 06/01/30	3,217	2,829,089
Duke Energy Florida LLC, 1.75%, 06/15/30	1,893	1,611,838
Duke Energy Ohio Inc., 2.13%, 06/01/30	1,480	1,283,320

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Corp., 2.80%, 06/15/30	$2,248	$2,005,142
Entergy Louisiana LLC, 1.60%, 12/15/30	1,043	863,905
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30	1,517	1,324,441
Eversource Energy, Series R, 1.65%, 08/15/30(a)	2,297	1,916,891
Exelon Corp., 4.05%, 04/15/30	4,612	4,403,667
FirstEnergy Corp.
2.65%, 03/01/30(a)	2,581	2,294,645
Series B, 2.25%, 09/01/30(a)	1,616	1,388,484
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,420	1,388,583
Florida Power & Light Co., 4.63%, 05/15/30(a)	1,815	1,801,672
Georgia Power Co., 4.55%, 03/15/30(a)	2,525	2,482,554
Interstate Power & Light Co., 2.30%, 06/01/30	1,457	1,265,043
IPALCO Enterprises Inc., 4.25%, 05/01/30	1,935	1,834,282
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30	2,384	2,117,920
Nevada Power Co., Series DD, 2.40%, 05/01/30(a)	1,448	1,276,783
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30(a)	7,426	6,458,223
5.00%, 02/28/30(a)	2,197	2,205,094
5.05%, 03/15/30	2,750	2,747,021
NSTAR Electric Co., 3.95%, 04/01/30	1,215	1,161,369
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	1,307	1,162,005
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	1,299	1,194,382
3.30%, 03/15/30(a)	804	742,324
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30(a)	2,268	2,042,874
Pacific Gas and Electric Co., 4.55%, 07/01/30	11,218	10,643,125
PacifiCorp, 2.70%, 09/15/30	1,502	1,322,056
PPL Capital Funding Inc., 4.13%, 04/15/30	1,548	1,478,615
Public Service Electric & Gas Co., 2.45%, 01/15/30(a)	1,084	972,901
Public Service Enterprise Group Inc., 1.60%, 08/15/30	2,027	1,691,489
Puget Energy Inc., 4.10%, 06/15/30	2,050	1,925,303
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	3,182	2,653,982
Southern California Edison Co., 2.25%, 06/01/30	2,265	1,936,313
Southern Co. (The), Series A, 3.70%, 04/30/30	3,870	3,637,777
Tucson Electric Power Co., 1.50%, 08/01/30	945	785,513
Union Electric Co., 2.95%, 03/15/30	1,638	1,493,364
WEC Energy Group Inc., 1.80%, 10/15/30(a)	832	699,382
Xcel Energy Inc., 3.40%, 06/01/30	2,562	2,349,726
		112,324,436
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,980	1,693,475
Emerson Electric Co., 1.95%, 10/15/30	1,135	978,176
		2,671,651
Electronics — 1.0%
Amphenol Corp., 2.80%, 02/15/30	3,518	3,181,409
Flex Ltd., 4.88%, 05/12/30	2,695	2,641,989
Honeywell International Inc.
1.95%, 06/01/30	3,644	3,158,115
4.70%, 02/01/30	3,845	3,830,735
Jabil Inc., 3.60%, 01/15/30(a)	1,983	1,840,381
Tyco Electronics Group SA, 4.63%, 02/01/30	1,150	1,138,315
		15,790,944
Environmental Control — 0.6%
Republic Services Inc., 2.30%, 03/01/30	2,357	2,084,460
Waste Connections Inc., 2.60%, 02/01/30	2,246	2,017,685
Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
4.63%, 02/15/30(a)	$2,700	$2,686,845
4.65%, 03/15/30(a)	3,100	3,073,214
		9,862,204
Food — 2.3%
Conagra Brands Inc., 8.25%, 09/15/30	1,238	1,414,542
General Mills Inc.
2.88%, 04/15/30	2,642	2,388,589
4.88%, 01/30/30	2,752	2,742,958
Hershey Co. (The), 1.70%, 06/01/30	1,638	1,399,486
Hormel Foods Corp., 1.80%, 06/11/30	3,893	3,332,570
Ingredion Inc., 2.90%, 06/01/30	2,348	2,119,961
J.M. Smucker Co. (The), 2.38%, 03/15/30(a)	1,980	1,753,100
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.50%, 01/15/30	4,557	4,565,405
Kellanova, 2.10%, 06/01/30	2,192	1,913,210
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	3,140	2,968,060
Kroger Co. (The), 2.20%, 05/01/30(a)	1,771	1,544,058
McCormick & Co. Inc./MD, 2.50%, 04/15/30	1,805	1,600,549
Mondelez International Inc., 2.75%, 04/13/30	2,705	2,429,607
Sysco Corp.
2.40%, 02/15/30	1,920	1,703,056
5.95%, 04/01/30	4,015	4,175,124
The Campbell's Co., 2.38%, 04/24/30(a)	1,980	1,739,965
		37,790,240
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	3,545	3,425,596
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	1,852	1,555,090
NiSource Inc., 3.60%, 05/01/30	3,810	3,565,258
ONE Gas Inc., 2.00%, 05/15/30	1,132	978,950
Southern California Gas Co., Series XX, 2.55%, 02/01/30(a)	2,466	2,200,752
Southwest Gas Corp., 2.20%, 06/15/30	1,655	1,428,841
		9,728,891
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.30%, 02/15/30	3,725	3,839,821
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	3,165	2,761,432
		6,601,253
Health Care - Products — 1.8%
Abbott Laboratories, 1.40%, 06/30/30(a)	2,324	1,971,820
Agilent Technologies Inc., 2.10%, 06/04/30	2,280	1,969,291
Baxter International Inc., 3.95%, 04/01/30	2,152	2,046,151
Boston Scientific Corp., 2.65%, 06/01/30	4,766	4,264,992
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	2,750	2,422,366
GE HealthCare Technologies Inc., 5.86%, 03/15/30(a)	4,542	4,715,068
Smith & Nephew PLC, 2.03%, 10/14/30	3,610	3,048,429
Stryker Corp.
1.95%, 06/15/30	3,772	3,248,892
4.85%, 02/10/30	2,325	2,319,820
Thermo Fisher Scientific Inc., 4.98%, 08/10/30(a)	2,922	2,945,662
		28,952,491
Health Care - Services — 3.9%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	95	82,893
Banner Health, 2.34%, 01/01/30(a)	774	689,278

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	$786	$661,071
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	1,570	1,470,767
Centene Corp.
3.00%, 10/15/30	8,003	6,928,970
3.38%, 02/15/30	7,400	6,631,221
Cigna Group (The), 2.40%, 03/15/30	5,234	4,605,887
CommonSpirit Health, 2.78%, 10/01/30	1,407	1,247,216
Elevance Health Inc.
2.25%, 05/15/30(a)	4,511	3,936,657
4.75%, 02/15/30	2,115	2,097,055
HCA Inc., 3.50%, 09/01/30	10,128	9,256,668
Humana Inc., 4.88%, 04/01/30(a)	1,696	1,670,725
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	2,615	2,536,352
Quest Diagnostics Inc., 2.95%, 06/30/30	2,904	2,620,683
Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,022	949,004
Sutter Health, Series 20A, 2.29%, 08/15/30(a)	2,090	1,818,942
UnitedHealth Group Inc.
2.00%, 05/15/30	4,770	4,125,948
4.80%, 01/15/30	4,713	4,705,845
5.30%, 02/15/30	4,655	4,743,391
Universal Health Services Inc., 2.65%, 10/15/30	3,050	2,626,981
		63,405,554
Holding Companies - Diversified — 1.1%
Ares Strategic Income Fund, 5.60%, 02/15/30(b)	2,815	2,780,282
Blackstone Private Credit Fund, 5.25%, 04/01/30(a)(b)	1,210	1,178,894
Blue Owl Credit Income Corp., 5.80%, 03/15/30(b)	3,690	3,643,865
Carlyle Secured Lending Inc., 6.75%, 02/18/30(a)	1,215	1,244,620
FS KKR Capital Corp., 6.13%, 01/15/30	2,180	2,177,703
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)(b)	640	626,474
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	900	916,118
Sixth Street Lending Partners
5.75%, 01/15/30	1,790	1,771,300
6.13%, 07/15/30(b)	2,658	2,673,229
		17,012,485
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30(a)	1,035	974,483
NVR Inc., 3.00%, 05/15/30	3,525	3,177,134
		4,151,617
Household Products & Wares — 0.4%
Avery Dennison Corp., 2.65%, 04/30/30	1,960	1,745,808
Clorox Co. (The), 1.80%, 05/15/30	1,870	1,598,448
Kimberly-Clark Corp., 3.10%, 03/26/30	3,001	2,776,720
		6,120,976
Insurance — 4.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	1,115	1,302,028
Aflac Inc., 3.60%, 04/01/30	3,611	3,400,668
Alleghany Corp., 3.63%, 05/15/30(a)	2,118	1,995,834
Allstate Corp. (The), 1.45%, 12/15/30(a)	2,212	1,809,926
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	968	978,581
American International Group Inc., 3.40%, 06/30/30	1,398	1,290,902
Aon Corp., 2.80%, 05/15/30	4,005	3,588,925
Assurant Inc., 3.70%, 02/22/30	1,400	1,302,356
Security	Par (000)	Value
Insurance (continued)
Athene Holding Ltd., 6.15%, 04/03/30(a)	$1,815	$1,888,790
AXA SA, 8.60%, 12/15/30(a)	2,982	3,483,123
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	2,858	2,407,853
1.85%, 03/12/30(a)	1,765	1,545,937
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	1,780	1,826,801
Chubb INA Holdings LLC, 1.38%, 09/15/30	3,745	3,116,185
CNA Financial Corp., 2.05%, 08/15/30(a)	2,105	1,804,673
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	2,110	2,048,591
Fidelity National Financial Inc., 3.40%, 06/15/30(a)	2,725	2,480,778
First American Financial Corp., 4.00%, 05/15/30(a)	1,908	1,780,336
Globe Life Inc., 2.15%, 08/15/30	1,754	1,492,117
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30(a)	1,233	1,065,202
Kemper Corp., 2.40%, 09/30/30(a)	1,404	1,194,323
Lincoln National Corp., 3.05%, 01/15/30(a)	1,539	1,394,772
Loews Corp., 3.20%, 05/15/30(a)	2,081	1,919,260
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	2,983	2,579,021
4.65%, 03/15/30	3,925	3,874,523
MetLife Inc., 4.55%, 03/23/30(a)	3,909	3,862,788
Principal Financial Group Inc., 2.13%, 06/15/30(a)	2,649	2,288,668
Progressive Corp. (The), 3.20%, 03/26/30(a)	1,810	1,674,898
Prudential Financial Inc., 2.10%, 03/10/30(a)	1,633	1,440,303
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	3,321	3,042,041
Reinsurance Group of America Inc., 3.15%, 06/15/30(a)	2,500	2,265,920
		66,146,123
Internet — 2.6%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)(b)	2,500	2,483,600
Alphabet Inc., 1.10%, 08/15/30	7,477	6,238,910
Amazon.com Inc., 1.50%, 06/03/30	7,148	6,085,860
Baidu Inc.
2.38%, 10/09/30	345	300,275
3.43%, 04/07/30	595	552,185
Booking Holdings Inc., 4.63%, 04/13/30	5,708	5,654,303
eBay Inc., 2.70%, 03/11/30(a)	3,987	3,586,306
Expedia Group Inc., 3.25%, 02/15/30(a)	4,907	4,524,683
JD.com Inc., 3.38%, 01/14/30(a)	1,795	1,670,690
Meta Platforms Inc., 4.80%, 05/15/30(a)	3,485	3,513,674
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	2,059	1,742,896
Uber Technologies Inc., 4.30%, 01/15/30	3,445	3,347,193
Weibo Corp., 3.38%, 07/08/30(a)	2,960	2,661,002
		42,361,577
Iron & Steel — 0.6%
Nucor Corp., 2.70%, 06/01/30	1,952	1,750,600
Reliance Inc., 2.15%, 08/15/30(a)	2,065	1,773,520
Steel Dynamics Inc., 3.45%, 04/15/30	2,282	2,117,710
Vale Overseas Ltd., 3.75%, 07/08/30(a)	5,121	4,728,377
		10,370,207
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 04/23/30	1,973	2,019,157
Marriott International Inc./MD
4.80%, 03/15/30	1,915	1,894,828
Series FF, 4.63%, 06/15/30	4,068	3,986,306
Sands China Ltd., 4.63%, 06/18/30(a)	2,706	2,526,881
		10,427,172

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.4%
Caterpillar Financial Services Corp., 4.80%, 01/08/30	$1,075	$1,078,832
Caterpillar Inc., 2.60%, 04/09/30(a)	2,986	2,701,866
Deere & Co., 3.10%, 04/15/30	2,863	2,644,961
Flowserve Corp., 3.50%, 10/01/30	2,155	1,968,194
IDEX Corp., 3.00%, 05/01/30	2,240	2,027,301
John Deere Capital Corp.
2.45%, 01/09/30(a)	1,807	1,629,883
4.70%, 06/10/30(a)	3,551	3,542,619
Oshkosh Corp., 3.10%, 03/01/30	1,574	1,443,844
Otis Worldwide Corp., 2.57%, 02/15/30	5,804	5,180,282
		22,217,782
Manufacturing — 0.4%
3M Co., 3.05%, 04/15/30	2,400	2,210,065
Carlisle Companies Inc., 2.75%, 03/01/30	2,672	2,407,251
Textron Inc., 3.00%, 06/01/30(a)	2,620	2,360,159
		6,977,475
Media — 1.8%
Comcast Corp.
2.65%, 02/01/30	5,824	5,241,841
3.40%, 04/01/30(a)	6,108	5,679,663
4.25%, 10/15/30	5,487	5,303,237
Discovery Communications LLC, 3.63%, 05/15/30	3,828	3,421,333
Fox Corp., 3.50%, 04/08/30(a)	2,560	2,380,340
Paramount Global, 7.88%, 07/30/30	2,125	2,314,739
Walt Disney Co. (The), 3.80%, 03/22/30(a)	4,676	4,482,818
		28,823,971
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	2,732	2,467,621
BHP Billiton Finance USA Ltd., 5.25%, 09/08/30(a)	3,226	3,282,218
Freeport-McMoRan Inc.
4.25%, 03/01/30	1,838	1,765,616
4.63%, 08/01/30	2,370	2,301,567
Newmont Corp., 2.25%, 10/01/30	3,219	2,802,434
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,120	1,957,690
		14,577,146
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30	2,470	2,448,582
Oil & Gas — 4.8%
APA Corp., 4.25%, 01/15/30(a)(b)	1,320	1,240,323
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	3,790	3,217,308
3.63%, 04/06/30	4,990	4,696,423
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,200	1,964,522
Chevron Corp., 2.24%, 05/11/30	6,126	5,404,821
ConocoPhillips Co., 4.70%, 01/15/30	5,115	5,070,948
Devon Energy Corp., 4.50%, 01/15/30(a)	2,107	2,048,754
Diamondback Energy Inc., 5.15%, 01/30/30	3,240	3,251,855
EOG Resources Inc., 4.38%, 04/15/30(a)	3,245	3,162,373
EQT Corp., 7.00%, 02/01/30(a)	2,658	2,837,477
Expand Energy Corp., 5.38%, 03/15/30	3,730	3,661,272
Exxon Mobil Corp.
2.61%, 10/15/30	7,274	6,488,845
3.48%, 03/19/30	7,025	6,639,838
HF Sinclair Corp., 4.50%, 10/01/30	1,375	1,299,419
Occidental Petroleum Corp.
6.63%, 09/01/30(a)	5,527	5,789,680
Security	Par (000)	Value
Oil & Gas (continued)
8.88%, 07/15/30	$3,665	$4,196,730
Ovintiv Inc., 8.13%, 09/15/30(a)	1,184	1,324,978
Phillips 66, 2.15%, 12/15/30(a)	3,380	2,885,403
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,297	2,819,514
Shell Finance U.S. Inc., 2.75%, 04/06/30	5,778	5,240,310
Shell International Finance BV, 2.75%, 04/06/30	50	46,023
TotalEnergies Capital International SA, 2.83%, 01/10/30(a)	4,960	4,542,630
		77,829,446
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30	1,940	1,902,944
Halliburton Co., 2.92%, 03/01/30	3,894	3,521,862
Schlumberger Investment SA, 2.65%, 06/26/30(a)	3,831	3,423,806
		8,848,612
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.63%, 06/19/30	2,240	1,969,913
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(b)	2,780	2,804,788
Sonoco Products Co., 3.13%, 05/01/30	2,415	2,179,131
WestRock MWV LLC, 8.20%, 01/15/30	1,535	1,741,572
		8,695,404
Pharmaceuticals — 4.9%
Astrazeneca Finance LLC, 4.90%, 03/03/30(a)	2,495	2,507,458
AstraZeneca PLC, 1.38%, 08/06/30	4,805	4,014,497
Becton Dickinson & Co., 2.82%, 05/20/30(a)	2,846	2,556,648
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	4,645	3,868,702
Cencora Inc., 2.80%, 05/15/30(a)	1,835	1,649,056
CVS Health Corp.
1.75%, 08/21/30(a)	4,345	3,593,056
3.75%, 04/01/30	6,041	5,603,852
5.13%, 02/21/30(a)	5,465	5,414,384
Johnson & Johnson, 1.30%, 09/01/30(a)	6,284	5,299,312
Merck & Co. Inc.
1.45%, 06/24/30	4,517	3,798,009
4.30%, 05/17/30(a)	2,610	2,567,357
Novartis Capital Corp., 2.20%, 08/14/30(a)	5,615	4,923,738
Pfizer Inc.
1.70%, 05/28/30	3,569	3,053,907
2.63%, 04/01/30	4,443	4,002,189
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30(a)	10,895	10,824,497
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	8,694	7,539,860
Viatris Inc., 2.70%, 06/22/30	5,638	4,911,897
Zoetis Inc., 2.00%, 05/15/30(a)	3,030	2,620,278
		78,748,697
Pipelines — 3.5%
DCP Midstream Operating LP, 8.13%, 08/16/30	1,286	1,455,443
Enbridge Inc., 6.20%, 11/15/30	3,020	3,169,101
Energy Transfer LP
3.75%, 05/15/30	5,642	5,270,915
6.40%, 12/01/30	3,853	4,067,297
Enterprise Products Operating LLC, 2.80%, 01/31/30	5,040	4,577,771
MPLX LP, 2.65%, 08/15/30(a)	5,373	4,726,424
ONEOK Inc.
3.10%, 03/15/30	2,816	2,555,746
3.25%, 06/01/30(a)	2,018	1,835,717
5.80%, 11/01/30(a)	1,892	1,949,216

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	$2,842	$2,644,468
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	7,415	7,196,623
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	3,385	3,395,148
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,793	4,567,391
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30(a)	2,859	2,611,279
Western Midstream Operating LP, 4.05%, 02/01/30	4,083	3,849,757
Williams Companies Inc. (The), 3.50%, 11/15/30(a)	3,667	3,373,029
		57,245,325
Real Estate Investment Trusts — 6.0%
Agree LP, 2.90%, 10/01/30(a)	1,237	1,098,842
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	1,668	1,629,345
4.90%, 12/15/30(a)	2,862	2,825,451
American Tower Corp.
1.88%, 10/15/30	2,995	2,514,821
2.10%, 06/15/30	3,235	2,777,380
2.90%, 01/15/30	2,985	2,697,846
5.00%, 01/31/30	1,200	1,194,090
AvalonBay Communities Inc., 2.30%, 03/01/30(a)	2,429	2,142,228
Boston Properties LP, 2.90%, 03/15/30	2,771	2,460,603
Brixmor Operating Partnership LP, 4.05%, 07/01/30(a)	3,110	2,938,155
Camden Property Trust, 2.80%, 05/15/30	2,459	2,213,181
Crown Castle Inc., 3.30%, 07/01/30	3,115	2,835,164
CubeSmart LP, 3.00%, 02/15/30	1,212	1,097,091
Equinix Inc., 2.15%, 07/15/30	4,387	3,785,461
ERP Operating LP, 2.50%, 02/15/30	2,359	2,101,489
Essex Portfolio LP, 3.00%, 01/15/30(a)	1,803	1,640,724
Extra Space Storage LP
2.20%, 10/15/30	1,445	1,237,695
5.50%, 07/01/30	3,068	3,115,879
Federal Realty OP LP, 3.50%, 06/01/30(a)	1,528	1,409,251
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30	2,726	2,551,701
Healthcare Realty Holdings LP, 3.10%, 02/15/30	2,541	2,283,840
Healthpeak OP LLC, 3.00%, 01/15/30(a)	3,074	2,795,072
Highwoods Realty LP, 3.05%, 02/15/30	915	807,429
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	3,008	2,734,291
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30(a)	1,922	1,949,740
Kilroy Realty LP, 3.05%, 02/15/30	1,978	1,734,583
Kimco Realty OP LLC, 2.70%, 10/01/30(a)	1,683	1,495,657
Kite Realty Group Trust, 4.75%, 09/15/30(a)	1,345	1,312,100
LXP Industrial Trust, 2.70%, 09/15/30	1,682	1,458,384
Mid-America Apartments LP, 2.75%, 03/15/30	1,201	1,078,638
NNN REIT Inc., 2.50%, 04/15/30	1,303	1,144,565
Piedmont Operating Partnership LP, 3.15%, 08/15/30	1,031	884,853
Prologis LP
1.25%, 10/15/30(a)	2,640	2,171,467
1.75%, 07/01/30	1,273	1,078,912
2.25%, 04/15/30	3,506	3,078,184
Realty Income Corp.
3.40%, 01/15/30(a)	1,995	1,853,447
4.85%, 03/15/30	2,130	2,118,225
Regency Centers LP, 3.70%, 06/15/30	2,505	2,348,682
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP, 2.13%, 12/01/30	$1,508	$1,268,727
Simon Property Group LP, 2.65%, 07/15/30(a)	2,846	2,537,949
Store Capital LLC, 2.75%, 11/18/30	1,490	1,281,646
UDR Inc., 3.20%, 01/15/30(a)	2,380	2,184,651
Ventas Realty LP
3.00%, 01/15/30(a)	2,382	2,161,283
4.75%, 11/15/30	1,713	1,676,266
VICI Properties LP, 4.95%, 02/15/30(a)	3,905	3,838,721
Welltower OP LLC, 3.10%, 01/15/30	2,977	2,726,935
Weyerhaeuser Co., 4.00%, 04/15/30	2,959	2,808,869
		97,079,513
Retail — 3.5%
AutoNation Inc., 4.75%, 06/01/30	2,098	2,042,662
AutoZone Inc., 4.00%, 04/15/30	3,053	2,907,359
Best Buy Co. Inc., 1.95%, 10/01/30(a)	2,360	1,998,827
Costco Wholesale Corp., 1.60%, 04/20/30	5,664	4,862,670
Dollar General Corp., 3.50%, 04/03/30	3,311	3,040,934
Genuine Parts Co., 1.88%, 11/01/30	2,065	1,730,098
Home Depot Inc. (The), 2.70%, 04/15/30	5,611	5,070,712
Lowe's Companies Inc.
1.70%, 10/15/30	4,605	3,862,743
4.50%, 04/15/30(a)	4,725	4,648,411
McDonald's Corp.
2.13%, 03/01/30	2,999	2,631,898
3.60%, 07/01/30	3,716	3,494,675
O'Reilly Automotive Inc., 4.20%, 04/01/30	1,945	1,878,564
Starbucks Corp.
2.25%, 03/12/30	2,916	2,562,687
2.55%, 11/15/30	4,960	4,364,182
Target Corp.
2.35%, 02/15/30(a)	3,556	3,173,064
2.65%, 09/15/30	1,772	1,588,412
TJX Companies Inc. (The), 3.88%, 04/15/30	2,073	1,982,472
Tractor Supply Co., 1.75%, 11/01/30(a)	2,748	2,301,372
Walmart Inc.
4.00%, 04/15/30(a)	1,655	1,621,350
7.55%, 02/15/30	1,490	1,695,994
		57,459,086
Semiconductors — 3.4%
Applied Materials Inc., 1.75%, 06/01/30	3,091	2,653,996
Broadcom Inc.
4.15%, 11/15/30(a)	6,920	6,612,500
4.35%, 02/15/30(a)	4,640	4,508,613
5.00%, 04/15/30	2,359	2,361,063
5.05%, 04/15/30	2,640	2,648,250
Intel Corp.
3.90%, 03/25/30	5,583	5,249,398
5.13%, 02/10/30	4,740	4,725,451
Lam Research Corp., 1.90%, 06/15/30	3,162	2,724,950
Microchip Technology Inc., 5.05%, 02/15/30	2,712	2,692,998
Micron Technology Inc., 4.66%, 02/15/30(a)	3,454	3,372,990
NVIDIA Corp., 2.85%, 04/01/30(a)	5,311	4,872,935
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	3,887	3,587,336
Qualcomm Inc., 2.15%, 05/20/30(a)	4,637	4,077,051
Texas Instruments Inc., 1.75%, 05/04/30	3,278	2,818,143
Xilinx Inc., 2.38%, 06/01/30	3,209	2,834,353
		55,740,027

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	$1,820	$1,729,273
5.35%, 01/15/30	1,665	1,670,598
		3,399,871
Software — 2.5%
Adobe Inc.
2.30%, 02/01/30	4,486	4,006,244
4.95%, 01/17/30(a)	300	303,551
Autodesk Inc., 2.85%, 01/15/30	2,072	1,883,313
Fiserv Inc.
2.65%, 06/01/30	3,490	3,095,897
4.75%, 03/15/30	3,435	3,395,003
Intuit Inc., 1.65%, 07/15/30	2,010	1,702,689
Microsoft Corp., 1.35%, 09/15/30	1,434	1,216,100
Oracle Corp.
2.95%, 04/01/30(a)	12,219	11,060,433
3.25%, 05/15/30(a)	1,983	1,818,322
4.65%, 05/06/30	2,727	2,688,884
Roper Technologies Inc., 2.00%, 06/30/30(a)	2,535	2,171,641
ServiceNow Inc., 1.40%, 09/01/30	5,315	4,426,209
VMware LLC, 4.70%, 05/15/30(a)	3,106	3,042,185
		40,810,471
Telecommunications — 5.9%
America Movil SAB de CV, 2.88%, 05/07/30(a)	3,889	3,481,491
AT&T Inc., 4.30%, 02/15/30	12,030	11,679,784
British Telecommunications PLC, 9.63%, 12/15/30	9,968	12,089,263
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	13,243	15,396,011
Juniper Networks Inc., 2.00%, 12/10/30(a)	1,422	1,192,900
Koninklijke KPN NV, 8.38%, 10/01/30	2,342	2,696,641
Motorola Solutions Inc., 2.30%, 11/15/30	3,268	2,811,687
Telefonica Europe BV, 8.25%, 09/15/30	4,740	5,394,685
T-Mobile USA Inc., 3.88%, 04/15/30	25,468	24,083,124
Verizon Communications Inc.
1.50%, 09/18/30	4,226	3,520,766
1.68%, 10/30/30	4,321	3,600,844
3.15%, 03/22/30(a)	5,526	5,073,019
7.75%, 12/01/30(a)	1,970	2,232,290
Vodafone Group PLC, 7.88%, 02/15/30	2,013	2,278,420
		95,530,925
Transportation — 0.8%
Canadian Pacific Railway Co., 2.05%, 03/05/30(a)	1,929	1,681,000
Security	Par (000)	Value
Transportation (continued)
CSX Corp., 2.40%, 02/15/30(a)	$1,606	$1,430,225
FedEx Corp., 4.25%, 05/15/30(a)	2,967	2,863,923
Norfolk Southern Corp., 5.05%, 08/01/30(a)	2,284	2,307,031
Union Pacific Corp., 2.40%, 02/05/30(a)	2,917	2,612,024
United Parcel Service Inc., 4.45%, 04/01/30	2,606	2,579,641
		13,473,844
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	1,862	1,764,949
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	1,891	1,699,746
Essential Utilities Inc., 2.70%, 04/15/30	1,868	1,667,668
		3,367,414
Total Long-Term Investments — 98.6% (Cost: $1,607,326,241)		1,598,315,289
	Shares
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	155,022,263	155,099,774
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	5,790,000	5,790,000
Total Short-Term Securities — 9.9% (Cost: $160,868,736)		160,889,774
Total Investments — 108.5% (Cost: $1,768,194,977)		1,759,205,063
Liabilities in Excess of Other Assets — (8.5)%		(137,742,467)
Net Assets — 100.0%		$1,621,462,596

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$94,071,608	$61,045,633 (a)	$—	$(2,057)	$(15,410)	$155,099,774	155,022,263	$80,795 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,210,000	1,580,000 (a)	—	—	—	5,790,000	5,790,000	42,142	—
				$(2,057)	$(15,410)	$160,889,774		$122,937	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,598,315,289	$—	$1,598,315,289
Short-Term Securities
Money Market Funds	160,889,774	—	—	160,889,774
	$160,889,774	$1,598,315,289	$—	$1,759,205,063

Portfolio Abbreviation
REIT	Real Estate Investment Trust